NOTES AND DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 18 - NOTES AND DEBT

On January 20, 2015, the Company entered into an Asset Purchase Agreement with Roger Ng, the owner of all of the issued and outstanding shares of capital stock of the Seller and completed its acquisition of the Seller through its issuance of sixty shares of the Company’s Preferred Series B stocks, and twenty-five thousand dollars’ worth of ($25,000) Promissory Note. Said Promissory Note carries 0% interest and matures one year from the date of the closing of this Transaction. The company has imputed interest at rate of 6%.

FTA issued a series debt to Company officer /director for their cash contributions to the Company. On February 2, 2015, FTA issued debt with principle amount of $1,000, at 6% interest rate, mature in one year to Roger Ng for cash advances. On February 18, 2015, FTA issued debt with principle amount of $1,200, at 6% interest rate, mature in one year to Benedict Chen for cash advances. On March 9, 2015, FTA issued debt with principle amount of $400, at 6% interest rate, mature in one year to Benedict Chen for cash advances. On March 20, 2015, FTA issued debt with principle amount of $1,000, at 6% interest rate, mature in one year to Benedict Chen for cash advances.

On March 24, 2015, FTA issued debt with principle amount of $1000, at 6% interest rate, mature in one year to Benedict Chen for cash advances. On March 31, 2015, FTA issued debt with principle amount of $999, at 6% interest rate, mature in one year to Abraham Cinta for cash advances.

8% Convertible Debenture – on July 1, 2014 the Company issued a convertible debenture, in the amount of $77,547, to a related entity in consideration for expenses and advances made on behalf of the Company. The Debenture provides for interest at 8% per year and is due on July 1, 2015. The Debenture is convertible at the option of the holder into the Company’s common stock at $0.001 per share. The beneficial conversion feature resulting from the discounted conversion price as compared to market price was valued on the date of issuance to be in excess of the proceeds received, accordingly, $77,547 was recorded as a discount on debt and offset to additional paid in capital. Amortization of the discount for the three months ended September 30, 2014 was $19,387, which amount has been recorded as interest expense. During the 4th quarter the Company entered into a novation agreement and issued 81 shares of preferred stock to extinguish the debenture so the remaining balance of the discount was recorded to interest expense. The debenture and accrued interest in the aggregate totaling $80,266 was converted to preferred stock.

8% Convertible Debenture - on July 1, 2014 the Company issued a convertible debenture, in the amount of $1,000, to Abraham Dominguez Cinta in consideration for expenses and advances made on behalf of the Company. The Debenture provides for interest at 8% per year and is due on July 1, 2015. The Debenture is convertible at the option of the holder into the Company’s common stock at $0.001 per share. The beneficial conversion feature resulting from the discounted conversion price as compared to market price was valued on the date of issuance to be in excess of the proceeds received, accordingly, $1,000 was recorded as a discount on debt and offset to additional paid in capital. Amortization of the discount for the three months ended September 30, 2014 was $250, which amount has been recorded as interest expense. During the 4th quarter the Company entered into a novation agreement and issued 2 shares of preferred stock to extinguish the debenture so the remaining balance of the discount was recorded to interest expense. The debenture and accrued interest in the aggregate totaling $1,035 was converted to preferred stock.

8% Convertible Debenture - on October 1, 2014 the Company issued a convertible debenture, in the amount of $16,247, to a related entity in consideration for expenses and advances made on behalf of the Company. The Debenture provides for interest at 8% per year and is due on October 1, 2015. The beneficial conversion feature resulting from the discounted conversion price as compared to market price was valued on the date of issuance to be in excess of the proceeds received, accordingly, $16,247 was recorded as a discount on debt and offset to additional paid in capital. The Debenture is convertible at the option of the holder into the Company’s common stock at $0.001 per share. During the same 4th quarter the Company entered into a novation agreement and issued 17 shares of preferred stock to extinguish the debenture so the remaining balance of the discount was recorded to interest expense. The debenture and accrued interest in the aggregate totaling $16,489was converted to preferred stock.

8% Convertible Debenture - on October 1, 2014 the Company issued a convertible debenture, in the amount of $529, to Abraham Dominguez Cinta in consideration for expenses and advances made on behalf of the Company. The Debenture provides for interest at 8% per year and is due on October 1, 2015. The beneficial conversion feature resulting from the discounted conversion price as compared to market price was valued on the date of issuance to be in excess of the proceeds received, accordingly, $529 was recorded as a discount on debt and offset to additional paid in capital. The Debenture is convertible at the option of the holder into the Company’s common stock at $0.001 per share. During the same 4th quarter the Company entered into a novation agreement and issued 1 share of preferred stock to extinguish the debenture so the remaining balance of the discount was recorded to interest expense. The debenture and accrued interest in the aggregate totaling $537 was converted to preferred stock.

8% Convertible Debenture - on November 17, 2014 the Company issued a convertible debenture, in the amount of $4,403, to a related entity in consideration for expenses and advances made on behalf of the Company. The Debenture provides for interest at 8% per year and is due on October 1, 2015. The beneficial conversion feature resulting from the discounted conversion price as compared to market price was valued on the date of issuance to be in excess of the proceeds received, accordingly, $4,403 was recorded as a discount on debt and offset to additional paid in capital. The Debenture is convertible at the option of the holder into the Company’s common stock at $0.001 per share. During the same 4th quarter the Company entered into a novation agreement and issued 5 shares of preferred stock to extinguish the debenture so the remaining balance of the discount was recorded to interest expense. The debenture and accrued interest in the aggregate totaling $4,410 was converted to preferred stock.